ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2019 and 2018 are as follows:

	Issued		Outstanding
	2019	2018	2019	2018
Series 15	3,870,500	3,870,500	3,810,700	3,811,700
Series 16	5,429,402	5,429,402	5,332,500	5,367,700
Series 17	5,000,000	5,000,000	4,938,247	4,956,447
Series 18	3,616,200	3,616,200	3,558,134	3,586,734
Series 19	4,080,000	4,080,000	4,056,000	4,056,000
	21,996,102	21,996,102	21,695,581	21,778,581

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]	Accordingly, the partnership recorded a valuation allowance as follows:

	2019	2018
Series 15	$-	$12,394
Series 16	-	246
Series 17	-	-
Series 18	345	345
Series 19	-	25,120
	$345	$38,105

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]	The weighted average number of units in each series at March 31, 2019 and 2018 are as follows:

	2019	2018
Series 15	3,811,450	3,826,100
Series 16	5,358,900	5,386,300
Series 17	4,951,897	4,961,322
Series 18	3,579,584	3,595,259
Series 19	4,056,000	4,058,025
	21,757,831	21,827,006